CONSOLIDATED BALANCE SHEETS ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
ASSETS:
Cash and due from banks, and restricted cash	₨ 1,982,929.8	$ 23,211.2	₨ 2,086,031.4
Investments held for trading, at fair value	625,388.5	7,320.5	461,245.3
Investments available for sale debt securities, at fair value [includes restricted investments of Rs. 1,792,147.6 and Rs. 3,936,248.0 (US$ 46,075.7), as of March 31, 2024 and March 31, 2025, respectively]	9,910,174.3	116,003.4	8,295,487.1
Securities purchased under agreements to resell	349,210.7	4,087.7	34,178.3
Loans [net of allowance of Rs. 457,346.5 and Rs. 535,829.3 (US$ 6,272.1), as of March 31, 2024 and March 31, 2025, respectively]	28,102,981.8	328,959.2	26,335,700.9
Accrued interest receivable	322,788.9	3,778.4	249,644.5
Property and equipment, net	172,437.9	2,018.5	147,030.4
Intangible assets, net	1,370,880.0	16,046.8	1,396,117.2
Goodwill	1,629,510.3	19,074.2	1,629,510.3
Other assets	2,705,087.5	31,664.3	2,528,211.3
Separate account assets	1,016,281.4	11,896.1	955,416.3
Total assets	48,187,671.1	564,060.3	44,118,573.0
Liabilities:
Interest-bearing deposits	23,994,357.2	280,865.7	20,688,406.2
Non-interest-bearing deposits	3,116,596.7	36,481.3	3,079,829.4
Total deposits	27,110,953.9	317,347.0	23,768,235.6
Securities sold under repurchase agreements	129,190.0	1,512.2	56,541.0
Short-term borrowings	1,306,013.1	15,287.5	1,313,737.1
Accrued interest payable	258,311.8	3,023.7	238,638.8
Long-term debt	5,866,163.2	68,666.3	6,648,772.0
Accrued expenses and other liabilities	1,457,948.6	17,066.0	1,295,002.8
Separate account liabilities	1,016,281.4	11,896.1	955,416.3
Liabilities on policies in force	2,180,964.3	25,529.2	1,763,979.1
Undistributed policy holders earnings account	238,953.8	2,797.1	192,067.5
Total liabilities	39,564,780.1	463,125.1	36,232,390.2
Commitments and contingencies (see note: 29)
Shareholders' equity:
Equity shares: par value Rs. 1.0 each; authorized 11,906,100,000 shares and 11,906,100,000 shares; issued and outstanding 7,596,910,662 shares and 7,652,221,674 shares, as of March 31, 2024 and March 31, 2025, respectively	7,652.2	89.6	7,596.9
Additional paid-in capital	4,436,065.7	51,926.3	4,344,576.8
Retained earnings	2,099,097.2	24,571.0	1,746,416.9
Statutory reserve	1,053,746.2	12,334.6	881,143.2
Accumulated other comprehensive income/ (loss)	97,194.1	1,137.7	(15,540.4)
Treasury stock, at cost	(16,864.0)	(197.4)	(16,866.0)
Total HDFC Bank Limited shareholders' equity	7,676,891.4	89,861.8	6,947,327.4
Noncontrolling interest in subsidiaries	945,999.6	11,073.4	938,855.4
Total shareholders' equity	8,622,891.0	100,935.2	7,886,182.8
Total liabilities and shareholders' equity	₨ 48,187,671.1	$ 564,060.3	₨ 44,118,573.0